Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
SoFi Agentic AI ETF
Shareholder Report [Line Items]
Fund Name	SoFi Agentic AI ETF
Class Name	SoFi Agentic AI ETF
Trading Symbol	AGIQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Agentic AI ETF (the "Fund") for the period September 2, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/agiq/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Agentic AI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/agiq/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
SoFi Agentic AI ETF	$35	0.69%
*	The Fund commenced operations on September 2, 2025. Expenses for a full reporting period would be higher than figures shown.
**	Cost paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.69%	[2]
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on September 2, 2025. Expenses for a full reporting period would be higher than figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the period ended February 28, 2026, U.S. equity markets posted positive returns, supported by continued corporate earnings growth, moderating inflation, and sustained investor enthusiasm for artificial intelligence ("AI") related investment. Market conditions remained supportive for much of the period, although volatility increased later in the period as investors weighed valuation levels, the expected payoff from elevated AI spending, and the timing of future interest-rate cuts.

For the period ended February 28, 2026, the Fund returned 7.23%, compared with 7.69% for the BITA US Agentic AI Select Index (the "AGIQ Index"), the Fund's underlying index, and 7.85% for the S&P 500® Total Return Index. The Fund’s performance reflected gains in companies associated with AI infrastructure, automation, and related technology themes, although returns were tempered by periods of market volatility as investors became more cautious toward richly valued AI-oriented stocks and questioned the near-term returns on significant AI capital expenditures.

What factors influenced performance?

Sector performance attribution showed that the Industrials and Health Care sectors were the largest contributors to the Fund’s returns, while Information Technology detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended February 28, 2026	Since Inception (9/2/2025)
SoFi Agentic AI ETF	7.23%
S&P 500® Total Return Index	7.85%
BITA US Agentic AI Select Index	7.69%

Performance Inception Date	Sep. 02, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sofi.com/invest/etfs/agiq/ for more recent performance information.
Net Assets	$ 10,148,000
Holdings Count | Holdings	28
Advisory Fees Paid, Amount	$ 29,654
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$10,148
Number of Holdings	28
Total Advisory Fee Paid	$29,654
Portfolio Turnover Rate	24%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026) Security Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Teradyne Inc	8.0
NVIDIA Corp	7.7
Deere & Co	7.0
Tesla Inc	7.0
Palantir Technologies Inc	6.0
Rockwell Automation Inc	5.8
Baidu Inc	5.5
Arista Networks Inc	5.1
Thermo Fisher Scientific Inc	4.8
Intuitive Surgical Inc	4.6

SoFi Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	SoFi Enhanced Yield ETF
Class Name	SoFi Enhanced Yield ETF
Trading Symbol	THTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Enhanced Yield ETF (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/thta/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Enhanced Yield ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/thta/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Enhanced Yield ETF	$62	0.65%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal year ended February 28, 2026, fixed income markets faced a mixed but ultimately constructive backdrop. While the Federal Reserve continued its transition toward lower interest rates, market sentiment shifted throughout the year in response to changing growth expectations, inflation concerns, and bouts of market volatility. U.S. Treasuries experienced a sharp selloff in the spring of 2025, but later recovered as investors sought higher-quality fixed income exposure and yields declined into the end of the period. Corporate credit spreads generally remained relatively tight, which supported returns across much of the taxable bond market. Against this backdrop, the Fund’s Treasury holdings provided income and some support later in the year, but the option overlay portion of the strategy was negatively affected by sudden equity-market declines and elevated volatility, which created a challenging environment for credit spread positions. As a result, for the fiscal year ended February 28, 2026, the Fund returned -9.34%, compared with 6.26% for the Bloomberg U.S. Aggregate Bond Index.

What factors influenced performance?

Detractors from performance included certain options positions, notably the SPXW 04/25/25 5000 put, and the SPXW 05/02/25 4700 put, reflecting the Fund's active management of credit spreads in response to market volatility. The Fund's drawdown occurred after President Trump's "Liberation Day" tariffs, in response to the S&P 500 Index dropping approximately 14% during that period of adjustment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2026	1 Year	Since Inception (11/14/2023)
SoFi Enhanced Yield ETF	-9.34%	0.02%
Bloomberg U.S. Aggregate Bond Index	6.26%	6.77%

Performance Inception Date	Nov. 14, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.sofi.com/invest/etfs/thta/ for more recent performance information.
Net Assets	$ 37,526,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 182,851
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$37,526
Number of Holdings	11
Total Advisory Fee Paid	$182,851
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026) Security Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
United States Treasury Bill - 3.48%, 07/09/2026	23.5
United States Treasury Bill - 3.63%, 05/12/2026	19.1
United States Treasury Bill - 3.61%, 06/11/2026	15.5
United States Treasury Bill - 3.54%, 09/03/2026	15.4
United States Treasury Bill - 3.64%, 04/09/2026	15.1
United States Treasury Bill - 3.53%, 08/06/2026	9.4
S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $5,500.00	4.4
S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $7,450.00	0.5
S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $7,400.00	0.2
S&P 500 Index, Expiration: 03/27/2026; Exercise Price: $5,550.00	0.0

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

SoFi Select 500 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Select 500 ETF
Class Name	SoFi Select 500 ETF
Trading Symbol	SFY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Select 500 ETF (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfy/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Select 500 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfy/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Select 500 ETF	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended February 28, 2026, U.S. financial markets posted positive returns, supported by solid corporate earnings, continued artificial intelligence ("AI")-related investment, and moderating inflation. However, market conditions became more volatile later in the period as investors responded to shifting interest-rate expectations, tariff-related uncertainty, and changing leadership within large-cap equities.

For the fiscal year ended February 28, 2026, the Fund returned 21.02%. This closely tracked the 20.72% total return of the Solactive SoFi US 500 Growth Index (“SFY Index”), the Fund’s underlying index. In comparison, the S&P 500® Total Return Index, a broad market benchmark, gained 16.99% over the same period. Equity returns were supported by continued strength in growth-oriented sectors, especially information technology and communication services, as investors favored companies with strong earnings momentum and exposure to AI-related spending trends. While market breadth improved at times, performance leadership remained concentrated for much of the period, which benefited the Fund’s growth tilt relative to the broader market.

What factors influenced performance?

Sector performance attribution showed that the Information Technology and Communication Services sectors were the largest contributors to the Fund’s returns, while the Financials and Real Estate sectors contributed less favorably to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2026	1 Year	5 Years	Since Inception 4/10/2019
SoFi Select 500 ETF	21.02%	14.90%	16.47%
S&P 500® Total Return Index	16.99%	14.19%	15.22%
Solactive SoFi US 500 Growth Index	20.72%	14.88%	16.46%

Performance Inception Date	Apr. 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.sofi.com/invest/etfs/sfy/ for more recent performance information.
Net Assets	$ 578,251,000
Holdings Count | Holdings	506
Advisory Fees Paid, Amount	$ 260,284
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$578,251
Number of Holdings	506
Net Advisory Fee Paid	$260,284
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	13.2
Broadcom, Inc.	4.8
Microsoft Corp.	4.4
Apple, Inc.	4.3
Meta Platforms, Inc.	2.8
Amazon.com, Inc.	2.7
Alphabet, Inc.	2.4
Micron Technology, Inc.	2.4
Eli Lilly & Co.	2.2
Alphabet, Inc.	2.1

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

SoFi Social 50 ETF
Shareholder Report [Line Items]
Fund Name	SoFi Social 50 ETF
Class Name	SoFi Social 50 ETF
Trading Symbol	SFYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SoFi Social 50 ETF (the "Fund") for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sofi.com/invest/etfs/sfyf/. You can also request this information by contacting us at (877) 358-0096 or by writing the Fund at SoFi Social 50 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 358-0096
Additional Information Website	www.sofi.com/invest/etfs/sfyf/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SoFi Social 50 ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended February 28, 2026, U.S. equity markets generated strong returns, supported by continued earnings growth, ongoing artificial intelligence ("AI")-related capital spending, and moderating inflation. Market conditions remained constructive for much of the period, aided by a relatively stable interest-rate backdrop, although volatility increased at times as investors weighed trade-policy developments, valuation levels, and the sustainability of AI-driven growth expectations.

For the fiscal year ended February 28, 2026, the Fund returned 27.55%, compared with 27.94% for the SoFi Social 50 index (the "SFYF Index"), the Fund's underlying index, and 16.99% for the S&P 500® Total Return Index. The Fund’s performance reflected the strength of large-cap growth stocks, particularly technology and internet-related companies that benefited from strong earnings results and continued investor interest in AI-related themes. While these exposures supported returns, they also contributed to periods of volatility as markets periodically pulled back on concerns about trade policy, valuation, inflation, and the timing of future monetary easing.

What factors influenced performance?

Sector performance attribution showed that Information Technology and Consumer Discretionary were the largest contributors to the Fund’s returns, driven in part by strong performance from several large technology-oriented holdings. The Financials sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended February 28, 2026	1 Year	5 Years	Since Inception (5/7/2019)
SoFi Social 50 ETF	27.55%	13.54%	16.35%
S&P 500® Total Return Index	16.99%	14.19%	15.41%
SoFi Social 50 Index	27.94%	13.97%	16.73%

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of tax that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Description [Text Block]	This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit www.sofi.com/invest/etfs/sfyf/ for more recent performance information.
Net Assets	$ 35,714,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 93,551
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$35,714
Number of Holdings	52
Total Advisory Fee Paid	$93,551
Portfolio Turnover Rate	51%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Tesla Inc	9.6
NVIDIA Corp	7.8
Amazon.com Inc	6.3
Berkshire Hathaway Inc	4.7
Apple Inc	4.3
Palantir Technologies Inc	3.9
Alphabet Inc	3.9
Microsoft Corp	3.8
Meta Platforms Inc	3.8
Costco Wholesale Corp	3.7

Material Fund Change [Text Block]

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‑Administrator for each series of Tidal Trust I, including the Fund.

[1]	The Fund commenced operations on September 2, 2025. Expenses for a full reporting period would be higher than figures shown.
[2]	Cost paid as a percentage of a $10,000 investment is an annualized figure.